Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 92.31%
Australia: 2.40%
Qantas Airways Limited (Industrials, Airlines) †	3,255,598	$ 10,966,066
Brazil: 0.61%
CPFL Energia SA (Utilities, Electric utilities)	571,900	2,780,302
Canada: 2.54%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance) †	218,100	6,791,588
Lundin Mining Corporation (Materials, Metals & mining)	527,128	4,803,980
		11,595,568
China: 12.26%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	320,072	7,784,383
China Resources Land Limited (Real estate, Real estate management & development)	1,384,000	4,630,460
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	411,801	5,480,220
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	885,851	8,714,031
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	181,506	4,044,337
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,404,000	8,213,225
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	3,495,300	7,448,340
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	6,951,000	9,695,970
		56,010,966
Denmark: 2.15%
Danske Bank AS (Financials, Banks)	560,676	9,834,853
France: 5.13%
Compagnie de Saint-Gobain SA (Industrials, Building products)	226,777	16,208,099
Faurecia SE (Consumer discretionary, Auto components)	9,159	417,102
Sanofi SA (Health care, Pharmaceuticals)	66,232	6,825,960
		23,451,161
Germany: 3.08%
Metro AG (Consumer staples, Food & staples retailing)	28,637	371,299
Rheinmetall AG (Industrials, Industrial conglomerates)	54,394	5,223,932
Siemens AG (Industrials, Industrial conglomerates)	35,504	5,541,702
Siemens Energy AG (Industrials, Electrical equipment) †	30,655	834,201
Siltronic AG (Information technology, Semiconductors & semiconductor equipment)	12,778	2,085,726
		14,056,860
Hong Kong: 1.97%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	2,413,000	9,004,716
India: 2.83%
Tech Mahindra Limited (Information technology, IT services)	794,060	12,906,743
See accompanying notes to portfolio of investments

Wells Fargo International Equity Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Ireland: 1.01%
Greencore Group plc (Consumer staples, Food products) †	2,554,132	$ 4,633,071
Israel: 0.95%
Check Point Software Technologies Limited (Information technology, Software) †	34,150	4,340,465
Italy: 0.56%
Prysmian SpA (Industrials, Electrical equipment)	70,886	2,541,154
Japan: 11.63%
Daiwa Securities Group Incorporated (Financials, Capital markets)	1,347,000	7,047,792
Hitachi Limited (Industrials, Industrial conglomerates)	238,600	13,610,672
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,453,600	12,938,405
ORIX Corporation (Financials, Diversified financial services)	690,600	12,036,162
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	222,700	7,474,421
		53,107,452
Luxembourg: 1.28%
ArcelorMittal SA (Materials, Metals & mining)	167,381	5,832,571
Mexico: 0.27%
Fresnillo plc (Materials, Metals & mining)	108,506	1,234,037
Netherlands: 6.77%
Koninklijke Philips NV (Health care, Health care equipment & supplies)	152,019	7,013,129
NN Group NV (Financials, Insurance)	238,811	11,878,325
OCI NV (Materials, Chemicals) †	187,216	4,539,415
Stellantis NV (Consumer discretionary, Automobiles)	389,202	7,474,772
		30,905,641
Norway: 2.23%
DNB Bank ASA (Financials, Banks)	496,180	10,168,187
South Korea: 7.24%
Coway Company Limited (Consumer discretionary, Household durables)	138,600	10,338,518
Hana Financial Group Incorporated (Financials, Banks)	182,573	6,896,585
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	5,787	9,933,386
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	22,515	5,891,776
		33,060,265
Switzerland: 3.10%
LafargeHolcim Limited (Materials, Construction materials)	241,595	14,162,052
Thailand: 2.19%
Siam Commercial Bank plc (Financials, Banks)	3,508,700	9,981,393
United Kingdom: 12.95%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	1,913,898	6,302,298
Kingfisher plc (Consumer discretionary, Specialty retail)	2,729,494	13,977,093
Man Group plc (Financials, Capital markets)	3,532,523	9,719,761
Melrose Industries plc (Industrials, Electrical equipment)	1,812,140	4,032,721
Nomad Foods Limited (Consumer staples, Food products) †	350,504	9,155,164
Sensata Technologies Holding plc (Industrials, Electrical equipment) †	89,853	5,267,183
Smiths Group plc (Industrials, Industrial conglomerates)	494,929	10,701,089
		59,155,309
See accompanying notes to portfolio of investments

2  |  Wells Fargo International Equity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
United States: 9.16%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	28,608	$ 6,066,612
Baker Hughes Incorporated (Energy, Energy equipment & services)	522,533	11,098,601
Berry Global Group Incorporated (Materials, Containers & packaging) †	119,988	7,714,029
Gentex Corporation (Consumer discretionary, Auto components)	205,144	6,981,050
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	5,373,300	9,984,423
		41,844,715
Total Common stocks (Cost $350,778,475)		421,573,547
Investment companies: 2.48%
United States: 2.48%
iShares MSCI ACWI ex US ETF (Exchange-traded funds)	199,977	11,310,699
Total Investment companies (Cost $11,432,105)		11,310,699

		Yield
Short-term investments: 4.56%
Investment companies: 4.56%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	20,823,036	20,823,036
Total Short-term investments (Cost $20,823,036)				20,823,036
Total investments in securities (Cost $383,033,616)	99.35%			453,707,282
Other assets and liabilities, net	0.65			2,975,730
Total net assets	100.00%			$456,683,012

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
See accompanying notes to portfolio of investments

Wells Fargo International Equity Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$0	$30,880,574	$(30,880,574)	$0	$0	$0	0	$211#
Wells Fargo Government Money Market Fund Select Class	2,330,238	316,821,224	(298,328,426)	0	0	20,823,036	20,823,036	2,552
				$0	$0	$20,823,036		$2,763

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo International Equity Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Wells Fargo International Equity Fund  |  5

Notes to portfolio of investments—July 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$10,966,066	$0	$0	$10,966,066
Brazil	2,780,302	0	0	2,780,302
Canada	11,595,568	0	0	11,595,568
China	56,010,966	0	0	56,010,966
Denmark	9,834,853	0	0	9,834,853
France	23,451,161	0	0	23,451,161
Germany	14,056,860	0	0	14,056,860
Hong Kong	9,004,716	0	0	9,004,716
India	12,906,743	0	0	12,906,743
Ireland	4,633,071	0	0	4,633,071
Israel	4,340,465	0	0	4,340,465
Italy	2,541,154	0	0	2,541,154
Japan	53,107,452	0	0	53,107,452
Luxembourg	5,832,571	0	0	5,832,571
Mexico	1,234,037	0	0	1,234,037
Netherlands	30,905,641	0	0	30,905,641
Norway	10,168,187	0	0	10,168,187
South Korea	33,060,265	0	0	33,060,265
Switzerland	14,162,052	0	0	14,162,052
Thailand	9,981,393	0	0	9,981,393
United Kingdom	59,155,309	0	0	59,155,309
United States	41,844,715	0	0	41,844,715
Investment companies	11,310,699	0	0	11,310,699
Short-term investments
Investment companies	20,823,036	0	0	20,823,036
Total assets	$453,707,282	$0	$0	$453,707,282
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo International Equity Fund